Future accounting policy changes	12 Months Ended
Oct. 31, 2020
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Future accounting policy changes

Note 3 2	Future accounting policy changes

Conceptual Framework for Financial Reporting
In March 2018, the IASB issued a revised version of its “Conceptual Framework for Financial Reporting” (Conceptual Framework). The Conceptual Framework sets out the fundamental concepts that underlie the preparation and presentation of financial statements and serves to guide the IASB in developing IFRS standards. The Conceptual Framework also assists entities in developing accounting policies when no IFRS standard applies to a particular transaction, and more broadly, the Conceptual Framework helps entities to understand and interpret the standards. The Conceptual Framework is effective for annual periods beginning on or after January 1, 2020, which for us will be on November 1, 2020.
The impact of the Conceptual Framework is not expected to be significant to our consolidated financial statements.
IFRS 17 “Insurance Contracts” (IFRS 17)
IFRS 17 “Insurance Contracts” (IFRS 17), issued in May 2017, replaces IFRS 4 “Insurance Contracts”. On June 25, 2020, the IASB issued amendments to IFRS 17 partly aimed at helping companies implement the standard. IFRS 17, incorporating the amendments, is effective for annual reporting periods beginning on or after January 1, 2023, which is a two-year
deferral from the original effective date, and for us, will be November 1, 2023. IFRS 17 provides comprehensive guidance on the recognition, measurement, presentation and disclosure of insurance contracts we issue and reinsurance contracts we hold.
We continue to evaluate the impact of IFRS 17 on our consolidated financial statements and to prepare for its implementation. We have established an Executive Steering Committee and a project team to support the implementation of IFRS 17. This team continues to determine the required changes to our accounting and actuarial policies resulting from the adoption of IFRS 17, including the amendments issued in June 2020, and to evaluate the required technology solution to support the new requirements.
Interest Rate Benchmark Reform: Phase 2 Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16
In August 2020, the IASB issued “Interest Rate Benchmark Reform: Phase 2 Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16”, which addresses issues that affect financial reporting once an existing rate is replaced with an alternative rate and provides specific disclosure requirements. The Phase 2 amendments provide relief for the modification of financial assets and financial liabilities, lease modifications, and specific hedge accounting requirements. The Phase 2 amendments are effective for annual periods beginning on or after January 1, 2021. As we elected to continue to apply the hedge accounting requirements of IAS 39 upon the adoption of IFRS 9, the amendments will apply to IAS 39, IFRS 7, IFRS 4 and IFRS 16 for us, mandatorily effective on November 1, 2021. Earlier application is permitted. We continue to evaluate the impact of the amendments on our consolidated financial statements.